DEBT - Narrative (Details)				3 Months Ended	12 Months Ended
	May 04, 2018 USD ($)	Jan. 24, 2018 USD ($)	Aug. 03, 2016 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) lease	Dec. 31, 2017 USD ($) shares	Jun. 28, 2018 USD ($)	Feb. 22, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of finance leases | lease					2
Drawdown amount from debt					$ 35,000,000	$ 10,000,000
Debt repayments of interest					$ 7,900,000	7,300,000
Percentage of conversion price in effect					130.00%
Credit derivative, fair value			$ 12,300,000
Borrowings					$ 100,706,000	95,605,000
Loss on conversion of 7% Convertible Debentures, net					0	165,000
Conversion make-whole payment					0	1,445,000
Current liabilities, financed via vendor agreement					134,357,000	148,445,000
Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Drawdown amount from debt					$ 0	0
Finance leases
Disclosure of detailed information about borrowings [line items]
Borrowings, term					24 months
Gross finance lease obligations					$ 1,900,000
Drawdown amount from debt					$ 0	0
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Borrowings, term					60 months
Notional amount					$ 25,000,000.0			$ 25,000,000
Borrowings, principal payment commencement, period from initial drawdown					6 months
Borrowings, drawdown period					12 months
Drawdown amount from debt		$ 15,000,000			$ 15,000,000	10,000,000
Borrowings					$ 20,300,000
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Borrowings, term					60 months
Notional amount							$ 20,000,000.0
Drawdown amount from debt					$ 20,000,000	$ 0
Borrowings					$ 18,000,000
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.00%	5.00%
Drawdown amount from debt					$ 0	$ 0
Notes and debentures issued						42,000,000
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.00%		7.00%
Notional amount					$ 51,500,000	51,500,000
Drawdown amount from debt					$ 0	0
Notes and debentures issued			$ 65,000,000
Investment options, exercise price | $ / shares			$ 4.50
Discount rate used in current estimate of value in use					2.00%
Number of trading days, exceeding threshold					20 days
Number of trading days, consecutive days					30 days
Percentage of conversion price in effect					130.00%
Redemption price, percentage of principal					100.00%
Other comprehensive income, net of tax, gains (losses) on revaluation					$ 6,786,000	2,100,000
Conversion of stock, amount				$ 8,500,000
Convertible debt, conversion ratio			0.2220
Borrowings					$ 44,612,000	42,515,000			$ 47,617,000
Loss on conversion of 7% Convertible Debentures, net				200,000
Conversion make-whole payment				$ 1,400,000
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					8.00%					11.50%
Borrowings, term					4 years
Notional amount							$ 20,000,000.0
Drawdown amount from debt					$ 0	0
Debt repayments of interest					$ 800,000
Borrowings										$ 20,000,000.0
Debt interest payments calculation multiple										0.625
Debt interest payments calculation dividing basis										10,000
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.50%
Borrowings, term					24 months
Drawdown amount from debt					$ 0	0
Repayments of borrowings, classified as financing activities	$ 12,000,000
Current liabilities, financed via vendor agreement	$ 36,500,000
Vendor agreement, due in next twelve months					$ 24,500,000
Gain on deferral of payables						$ 2,700,000
LIBOR | Ecobank Loan III | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					8.00%
LIBOR | Ecobank Loan IV | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					7.50%		7.50%
Common shares | Share Capital
Disclosure of detailed information about borrowings [line items]
Conversion of 7% Convertible Debentures (shares) | shares				1,889,110		1,889,110
Convertible Debentures | 7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Gain on conversions					$ 2,100,000
Subsidiaries | Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.50%
Subsidiaries | Finance leases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.90%
Borrowings, term					60 months
Subsidiaries | Minimum | Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, term					2 years
Subsidiaries | Maximum | Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, term					5 years
7% Convertible Debentures embedded derivative
Disclosure of detailed information about borrowings [line items]
Financial Liabilities					$ 4,177,000	$ 10,963,000